SIGNIFICANT ACCOUNTING POLICIES (Warranty) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Minimum [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Period of extended warranty	1 year
Maximum [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Period of extended warranty	3 years
Warranty Provision [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the beginning of the year	$ 7,467	$ 6,981	$ 7,197
Charged to costs and expenses relating to new sales	11,433	9,126	9,122
Costs of product warranty claims	(10,779)	(8,501)	(9,159)
Translation differences	(72)	(189)	(50)
Balance at the end of the year	$ 8,049	7,467	$ 6,981
Warranty Provision [Member] | Ultrashape [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Warranty provision related to acquisitions		$ 50
Warranty Provision [Member] | Syneron Beauty Inc [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Warranty provision related to acquisitions			$ 129